Consolidated Statements of Stockholder's Equity (Deficit) and Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 30, 2011	Jan. 31, 2010
Unrealized gains on derivatives, tax	$ (1)	$ (1)